American Funds Insurance Series® Cash Management Fund Summary prospectus Class 1 shares May 1, 2015

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass1@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses	0.02
Total annual fund operating expenses	0.34

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$35	$109	$191	$431

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Insurance Series - Cash Management Fund / Summary prospectus 1

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2014:	1 year	5 years	10 years	Lifetime
Fund (inception date — 2/8/84)	–0.27%	–0.21%	1.35%	3.82%

Management

Investment adviser Capital Research and Management CompanySM

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INA1IPX-029-0515P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Cash Management Fund Summary prospectus Class 2 shares May 1, 2015

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass2@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.02
Total annual fund operating expenses	0.59

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$60	$189	$329	$738

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Insurance Series - Cash Management Fund / Summary prospectus 1

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2014:	1 year	5 years	10 years	Lifetime*
Fund	–0.54%	–0.46%	1.10%	3.53%
*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INA2IPX-029-0515P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Cash Management Fund Summary prospectus Class 3 shares May 1, 2015

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass3@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	0.18
Other expenses	0.02
Total annual fund operating expenses	0.52

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$53	$167	$291	$653

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments

American Funds Insurance Series - Cash Management Fund / Summary prospectus 1

(including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2014:	1 year	5 years	10 years	Lifetime*
Fund	–0.45%	–0.39%	1.17%	3.63%
*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the “Plan of distribution” section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series - Cash Management Fund / Summary prospectus 2

Notes

INA3IPX-029-0515P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Cash Management Fund Summary prospectus Class 4 shares May 1, 2015

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass4@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees*	0.25
Other expenses*	0.27
Total annual fund operating expenses	0.84
*	Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$86	$268	$466	$1,037

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term corporate bonds and notes. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Insurance Series - Cash Management Fund / Summary prospectus 1

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2014:	1 year	5 years*	10 years*	Lifetime*
Fund	–0.44%	–0.56%	0.92%	3.33%
*	Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

American Funds Insurance Series - Cash Management Fund / Summary prospectus 2

Management

Investment adviser Capital Research and Management CompanySM

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INA4IPX-029-0515P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857